Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent decrease that would impact results (in percentage)		5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit		kr (3,180)
USD | Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr (5,700)
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit		(500)
CNY | Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(500)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit		(320)
CAD | Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(530)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit		(240)
JPY | Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(210)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit		(160)
GBP | Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr (150)
Effect if immediate 5% increase in foreign exchange rates of all other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement		(117)	kr (37)
Other comprehensive income		6,058	3,431
Total		5,941	3,394
Effect if immediate 5% increase in foreign exchange rates of USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement		70	150
Other comprehensive income		5,082	2,923
Total		kr 5,152	kr 3,073